INCOME TAXES (Details Narrative)		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
HONG KONG
Operating Loss Carryforwards [Line Items]
Income tax rate description	Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%	the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million
Income tax rate		16.50%	16.50%
TAIWAN
Operating Loss Carryforwards [Line Items]
Income tax rate		20.00%	20.00%	20.00%
SINGAPORE
Operating Loss Carryforwards [Line Items]
Income tax rate		17.00%	17.00%	17.00%
CHINA
Operating Loss Carryforwards [Line Items]
Income tax rate description		the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In January 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20% and an exemption ranged from 50% to 75% in the assessable taxable profits for entities qualified as small-size enterprises (the exemption range has been changed to from 50% to 87.5% for the period from January 1, 2021 to December 31, 2022, then the exemption range has been changed to from 75% to 87.5% for the period from January 1, 2022 to December 31, 2024). The policy is effective for the period from January 1, 2019 to December 31, 2024